UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21401

Sycuan Funds

(Exact name of registrant as specified in charter)

3007 Dehesa Road, El Cajon, CA 92019

(Address of principal executive offices)  (Zip code)

John Tang

3007 Dehesa Road, El Cajon, CA 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: October 31, 2004

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sycuan US Value Fund

SEMI-ANNUAL REPORT

March 31, 2004

Sycuan U.S. Value Fund

Semi-Annual Commentary

October 10, 2003 - March 31, 2004

The Fund

From the Sycuan U.S. Value Fund's inception on October 10, 2003 through March 31, 2004, the Fund gained 12.33%.  For the same period, the Russell 1000 Value Index advanced 12.82% and the Standard & Poor’s 500 Index advanced 9.31%.

The Fund's positions in the diversified telecom services, communications equipment, and specialty retail industries contributed to positive performance.  Holdings from these industries climbing in the period included Verizon Communications (diversified telecom services), Lucent Technologies (communications equipment), and Toys R Us (specialty retail). Positions in tobacco, such as Altria and R.J. Reynolds, also posted gains.

Holdings in the airlines industry, including Delta Airlines (airlines), tended to weigh on returns.

During the period, we established a wide range of positions at prices that we consider attractive.  Later, we sold select holdings - such as Lucent Technologies (communications equipment) and Sun Microsystems (computers & peripherals) - as their market prices advanced toward our estimate of their fair values.  We used the proceeds of these sales to add to existing holdings and to establish new positions at compelling prices.  From the Fund's inception on October 10, 2003 through March 31, 2004, we increased the Fund's exposure to the pharmaceuticals industry and eliminated positions in communications equipment.

As of March 31, 2004, the Fund's most substantial weighting was in the diversified telecom services industry.

The Markets

Economic news was mixed during the period.  While improved business spending helped boost U.S. gross domestic product (GDP) growth to an annualized rate of 4.1% in the fourth quarter of 2003, consumer confidence fell amid concerns over job creation.  According to Bloomberg, the U.S. economy has created fewer jobs at this stage of expansion than any recovery since World War II.

Late in the first quarter, the Commerce Department reported the trade deficit widened to a record $43.1 billion, and new housing construction dropped to its lowest level in six months.  The Department also noted that U.S. factory orders slipped 0.5% in January, including a 2.3% drop in durable goods orders.

Reports from the Commerce Department also indicated durable goods orders rose in February and sales of new homes for the month were the third fastest on record.

Current Strategy

As a bottom-up manager, we do not make top-down projections for sectors, industries, the economy, or interest rates.  We choose our equities one company at a time based on a comprehensive review of their fundamental strengths with an eye to understanding the nature of their businesses and an estimate of their long-term intrinsic values.  Applied in the United States the same way we apply it around the world, our investment process continues to uncover promising opportunities.  In our opinion, the strengths of portfolio holdings increase our potential for long-term outperformance.

2004 Semi-Annual Report  1

We do not measure investment success over a quarter or year, but over a long-term market cycle of three to five years.  We remain confident that the continued application of our investment philosophy will reward patient investors over the long term.  We appreciate your continued confidence.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security.  It should not be assumed that any security transactions, holdings, or sector discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein.  Please note that all indices are unmanaged and are not available for direct investment.

For more complete information on the Fund, obtain a prospectus from the transfer agent at 1-877-59-FUNDS and read it carefully before investing.  The principal value and investment returns of an investment will fluctuate so that shares when redeemed may be worth more or less than the original cost.

Sycuan US Value Fund

PERFORMANCE INFORMATION

Total returns from October 10, 2003 to March 31 , 2004

(Fund inception October 10, 2003)

March 31, 2004 NAV $11.22

Total Return(A)

Sycuan US Value Fund                             12.33%

Russell 1000 Value Index(B)

      12.82%

Standard & Poor’s 500 Index(C)                      9.31%

(A)Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth rates.  It includes the reinvestment of dividends  and income, but does not reflect fees, brokerage commissions, or other expenses of investing.

(C)The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2004 Semi-Annual Report  2

Sycuan US Value Fund

			Schedule of Investments
		March 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
320	Boeing	13,142	1.00%

Airlines
920	AMR Corp *	11,712
1,510	Delta Air Lines, Inc. *	11,959
		23,671	1.80%

Auto Components
1,260	Delphi	12,550
2,480	Goodyear Tire & Rubber *	21,179
		33,729	2.57%

Automobiles
2,440	Ford Motor Co.	33,111
580	General Motors Corp.	27,318
		60,429	4.61%

Capital Markets
630	JP Morgan Chase and Co.	26,429	2.01%

Chemicals
530	Great Lakes Chemical Corp.	12,641	0.96%

Commercial Banks
300	FleetBoston Financial Corp	13,470	1.03%

Commercial Services & Supplies
460	Waste Management Inc.	13,883	1.06%

Computers & Peripherals
900	Hewlett Packard Company	20,556	1.57%

Diversified Financial Services
510	CIT Group Inc.	19,405	1.48%

Diversified Telecom. Services
1,890	BellSouth Corporation	52,334
1,850	Sprint Corporation	34,096
2,160	SBC Communications, Inc.	53,006
1,210	Verizon Communications	44,213
		183,649	14.00%

Electric Utilities
400	American Electric Power Co. Inc.	13,168
210	Dominion Resources Inc.	13,503
490	P G & E Corporation *	14,195
		40,866	3.12%

Food & Staples Retailing
2,000	Albertson's Inc.	44,300
2,170	Kroger Co.*	36,109
2,160	Safeway Inc. *	44,453
		124,862	9.52%

2004 Semi-Annual Report  3

Sycuan US Value Fund

			Schedule of Investments
			March 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Food Products
400	Kraft Foods, Inc.	12,804
610	Sara Lee Corporation	13,335
		26,139	1.99%

Health Care Providers & Services
2,020	Service Corp. International *	15,089
3,390	Tenet Healthcare Corporation *	37,832
		52,921	4.03%

Household Durables
590	American Greetings Corp. A Shrs *	13,434
530	Newell Rubbermaid Inc.	12,296
710	Tupperware Corporation	12,645
		38,375	2.93%

Household Products
210	Kimberly-Clark Corporation	13,251	1.01%

Total IT Services
1,740	Electronic Data Systems Corp	33,669
2,340	Unisys Corp. *	33,415
		67,084	5.11%

Insurance
430	Loews Corp	25,396
950	Phoenix Companies Inc.	12,740
2,230	Unum Provident Corp	32,625
		70,761	5.39%

Leisure Equipment & Products
1,020	Eastman Kodak	26,693	2.03%

Multi-Utilities
920	Duke Energy Corporation	20,792
5,530	El Paso Corporation	39,318
		60,110	4.58%

Office Electronics
1,960	Xerox Corporation *	28,557	2.18%

Oil & Gas
280	Ashland	13,017	0.99%

Pharmaceuticals
1,470	Bristol -Myers Squibb Co.	35,618
380	Johnson & Johnson	19,274
1,000	Merck & Co.	44,190
360	Pfizer Inc.	12,618
2,630	Schering-Plough Corp	42,659
350	Wyeth	13,143
		167,502	12.77%

Semiconductors & Equipment
1,300	Micron Technology *	21,723	1.66%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Sycuan US Value Fund

			Schedule of Investments
			March 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Specialty Retail
380	Sherwin-Williams Company	14,603
1,620	Toys R Us *	27,216
		41,819	3.19%

Tobacco
470	Altria	25,591
230	RJ Reynolds	13,915
530	UST, Inc.	19,133
		58,639	4.47%

Total for Common Stock		1,273,323	97.06%

Cash Equivalents
24,593	First American Treasury Obligation Fund Cl S .38% **	24,593	1.88%

	Total Investments	1,297,916	98.94%
	(Identified Cost - $1,327,875)

	Assets less other Liabilities	13,971	1.06%

	Net Assets	$ 1,311,887	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at March 31, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

Sycuan US Value Fund

Statement of Assets and Liabilities
March 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 1,297,916
(Identified Cost - $1,327,875)
Cash	250
Receivables:
Receivable for Securities Sold	13,635
Dividends and Interest	1,324
Total Assets	1,313,125
Liabilities
Advisory Fees Payable	1,238
Total Liabilities	1,238
Net Assets	$ 1,311,887
Net Assets Consist of:
Capital Paid In	1,336,495
Realized Gain (Loss) on Investments - Net	5,351
Unrealized Appreciation(Depreciation) in Value
of Investments Based on Identified Cost - Net	(29,959)
Net Assets, for 116,906 Shares Outstanding	$ 1,311,887
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($1,311,887/116,906 shares)	$ 11.22

Statement of Operations
For the period October 10, 2003 (commencement of operations)
through March 31, 2004 (Unaudited)
Investment Income:
Dividends	$ 2,475
Interest	59
Total Investment Income	2,534
Expenses: (Note 2)
Management Fees	1,945
Total Expenses	1,945

Net Investment Income	589

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	5,351
Net Change In Unrealized Appreciation (Depreciation) on Investments	(29,959)
Net Realized and Unrealized Gain (Loss) on Investments	(24,608)

Net Increase (Decrease) in Net Assets from Operations	$ (24,019)

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  6

Sycuan US Value Fund

Statement of Changes in Net Assets (Unaudited)
	10/10/2003 **
	to
	3/31/2004
From Operations:
Net Investment Income	$ 589
Net Realized Gain (Loss) on Investments	5,351
Net Change In Unrealized Appreciation (Depreciation)	(29,959)
Increase (Decrease) in Net Assets from Operations	(24,019)
From Distributions to Shareholders:
Net Investment Income	(150)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(150)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,235,906
Net Asset Value of Shares Issued on Reinvestment of Distributions	150
Cost of Shares Redeemed	0
Net Increase (Decrease) from Shareholder Activity	1,236,056

Net Increase (Decrease) in Net Assets	1,211,887

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 1,311,887

Share Transactions:
Issued	106,893
Reinvested	13
Redeemed	-
Net increase (decrease) in shares	106,906
Shares outstanding beginning of period	10,000
Shares outstanding end of period	116,906

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	10/10/2003 **
	to
	3/31/2004
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income/(Loss)	0.02
Net Gains or Losses on Securities
(realized and unrealized)	1.21
Total from Investment Operations	1.23

Distributions (From Net Investment Income)	(0.01)
Distributions (From Capital Gains)	0.00
Total Distributions	(0.01)

Net Asset Value -
End of Period	$ 11.22
Total Return***	12.33%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,312

Ratio of Expenses to Average Net Assets	1.50%	*
Ratio of Net Investment Income to Average Net Assets	0.45%	*
Portfolio Turnover Rate	24.61%	*

* Annualized
** Commencement of operations.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND

March 31, 2004

1.)

ORGANIZATION

Sycuan US Value Fund (the "Fund") is a non-diversified series of the Sycuan Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Trust was organized in Ohio as a business trust on July 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, the Fund is the only series authorized by the Trust.  The Fund commenced operations on October 10, 2003.  The Fund's investment objective is capital appreciation.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Sub-Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING:  The Fund records security transactions based on a trade date.  Dividend income  is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: The Fund’s policy is to comply with the requirements of Sub-chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of

2004 Semi-Annual Report  8

Notes to the Financial Statements – continued

distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

3.)

 INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Sycuan Capital Management, Inc. (the “Adviser”).  For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, from the inception of the Fund on October 10, 2003 through March 31, 2004, the Adviser earned management fees totaling $1,945 of which $1,238 is still due to the Adviser.  Certain officers and directors of Sycuan Capital Management, Inc. are also officers and trustees of the Fund.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses and extraordinary expenses.

The Adviser has engaged Brandes Investment Partners, L.L.C. ("Brandes" or the “Sub-Adviser”) to act as the investment sub-adviser of the Fund.   The Adviser pays Brandes compensation at the annual rate of 0.50% of the Fund's average daily net assets.

4.) INVESTMENTS

For the period of October 10, 2003 (commencement of operation) through March 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,334,857 and $36,925 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2004 was $1,327,875.  At March 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

                 Net Appreciation (Depreciation)

   $21,158                         ($51,117)                                          ($29,959)

5.)

 CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2004, Sycuan Tribal Development Corporation held, in aggregate, 97.20% of the Fund.

6.) CAPITAL SHARES

At March 31, 2004 an indefinite number of shares of beneficial interest were authorized.  116,906 shares were issued and outstanding and paid in capital was $1,336,495.

2004 Semi-Annual Report  9

Notes to the Financial Statements – continued

7.) DISTRIBUTION TO SHAREHOLDERS

On December 26, 2003 a distribution of $0.0131 per share was declared.  The dividend was paid on December 29, 2003 to shareholders of record on December 26, 2003.

The tax character of distributions paid during the period of October 10, 2003 (commencement of operation) through March 31, 2004 was as follows:

Distributions paid from

Ordinary Income:                              $        150

Short-term Capital Gain                                  0

Long-term Capital Gain                                   0

                                                       $        150

2004 Semi-Annual Report  10

Board of Trustees

DeWitt F. Bowman, C.F.A.

Allen C. Brown

George Cossolias, CPA

Henry R. Murphy

Jeffrey R. Provence

John N. Tang

Mary L. VanNostrand

Investment Adviser

Sycuan Capital Management, Inc.

Investment Sub-Adviser

Brandes Investment Partner, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Sycuan US

Value Fund.  This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable- schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a) (1)

Any code of ethics or amendment thereto. Not applicable.

(a) (2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished

      herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sycuan Funds

By : /s/ Henry Murphy

Henry Murphy

President

Date 6/9/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Henry Murphy

Henry Murphy

President

Date 6/9/04

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date 6/9/04